Discontinued Operation	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operation

16.	Discontinued Operation

Deconsolidation of subsidiary In accordance with ASC 810-40, deconsolidation of a subsidiary occurs when: (a) some or all of the ownership interests of the subsidiary are sold resulting in the loss of a controlling financial interest; (b) a contractual agreement granting control of the subsidiary expires; (c) the subsidiary issues its shares to outsiders reducing the parent’s ownership interest resulting in the loss of a controlling financial interest; or (d) the subsidiary becomes subject to the control of a government, court, administrator or regulator. The parent should recognize a gain or loss measured as the difference between: (a) the aggregate of: (i) the fair value of any consideration received, (ii) the fair value of any retained non-controlling interest, and (iii) the carrying amount of any non-controlling interest at the date the subsidiary is deconsolidated; and (b) the carrying amount of the subsidiary’s assets and liabilities. A subsidiary should be deconsolidated from the date a controlling financial interest is lost and should also consider the equity components included in the non-controlling interest.

On December 23, 2025, the Group entered into a Stock Purchase Agreement with Core AI Holdings, Inc. (“Seller”), the then-sole shareholder of the Group, and Mr. Marc Seelenfreund (the “Buyer”), pursuant to which the Seller disposed a portion of its entire equity interest in the Group to the Buyer, representing 90% of the outstanding common stock, while retaining the remaining 10%. The transaction was completed on December 29,2025, at which point the Group ceased to be a subsidiary of the Seller. The retained 10% non-controlling interest was recorded at its fair value of $294,429 on the deconsolidation date and is presented as a long term investment in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 323. The carrying value of the net assets disposed of was $7,354,681, and the resulting loss on divestment of $18,419,967 was recognized in the consolidated statement of operations.

The following tables set forth statement of operations of discontinued operations which were included in the Company’s consolidated financial statements:

For the period from October 3, 2025 to December 31, 2025
USD
Revenue	2,957,573
Cost of sales	(2,079,574)
Gross profit	877,999

Operating expenses
Amortization And Depreciation	(433,349)
Development expenses	(276,384)
Selling expenses	(1,643,611)
General and administrative expenses	(1,225,463)
Allowance for credit loss	(4,313)
Inventory Impairment loss	(266,135)
Total operating expenses	(3,836,620)

Net operating loss	(2,958,621)

Other expenses
Finance Expense	(301,014)
Other expenses, net	(18,419,893)
Transaction costs	(2,745,803)
Foreign exchange	19,202
Total other expenses	(21,447,508)

Net Loss from discontinued operations	(24,406,129)

Loss from divestment of subsidiaries under discontinued operations:

Considerations Received	2,649,859
Less: Net assets divestment	7,354,681
Good will generated from acquisition	14,009,500
Add: Fair value of 10% minority interest in divestment	294,429
Loss from divestment of subsidiaries	(18,419,967)

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)